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                                                  [SHIP LOGO] [VANGUARD(R) LOGO]



August 15, 2007


U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE:  Vanguard Convertible Securities Fund (the Trust)
     File No. 33-4424


Commissioners,

Enclosed is the 38th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this amendment is to affect a change to the Vanguard funds' fee structure.


You'll note that the prospectus included with the Trust's registration statement is substantially similar to the current prospectus for the Trust, which you've already reviewed. The disclosure that may be considered substantially different from disclosure that you've previously reviewed appears beneath the Account Service Fee heading on page 33 of the prospectus where we have replaced the text in the third bullet point of the current prospectus with the black-lined text contained herein.


In addition to the modified account service fee disclosure, the only changes to the Amendment that differ substantively from disclosure in the Trust's current prospectus and SAI result from a different expense ratio and the addition of six-month financials. These changes can be found in the sections entitled FUND PROFILE (page 1 of prospectus), MARKET EXPOSURE (credit-quality table on page 11 of prospectus), FINANCIAL HIGHLIGHTS (page 20 of prospectus), and FINANCIAL STATEMENTS (page B-38 of SAI). Consequently, in accordance with SEC Release No 33-6510, we are requesting selective review of this Amendment, and ask that you limit your review of the Amendment to these specific sections.


Following the staff's review of this filing, we will request permission to file subsequent Vanguard fund registration statements to add the new fee disclosure pursuant to Rule 485(b)(1)(vii). We understand that a separate letter is required for purposes of formally making this request. The separate letter will follow at the conclusion of the staff's review period.


Pursuant to Rule 485(a), we have designated an effective date of October 19, 2007. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing to address SEC comments and to include six-month financial information for the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same effective date we have designated for this 485(a) filing.





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Please contact me at 610-669-1538 with any questions that you may have concerning the enclosed Amendment or our request for selective review.


Thank you.



Sincerely,




Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.



Enclosures

CC:  Christian Sandoe, Esq.
     U.S. Securities and Exchange Commission